ORDINARY SHARES	12 Months Ended
Dec. 31, 2019
ORDINARY SHARES
ORDINARY SHARES

10. ORDINARY SHARES

The Company’s Amended and Restated Memorandum of Association authorizes the Company to issue 4,662,388,278 Class A ordinary shares and 337,611,722 Class B ordinary shares with a par value of US$0.00001 per share. The shareholders of Class A ordinary shares and Class B ordinary shares have the same rights except for the voting and conversion rights. Each Class A ordinary share is entitled to one vote, and is not convertible into Class B ordinary share under any circumstance; and each Class B ordinary share is entitled to twenty votes, and will be automatically converted into one Class A ordinary share under certain circumstances.

Upon the Re-domiciliation described in Note 1, the Company had 33,170,968 Class A ordinary shares and 410,643,948 Class B ordinary shares issued and outstanding, respectively. In June 2018, the Company further issued 2,480,000 Class A ordinary shares and 107,863,347 Class B ordinary shares. In November 2018, 180,895,573 Class B ordinary shares were redesignated into Class A ordinary shares. As of December 31, 2018, the Company had 216,546,541 Class A ordinary shares and 337,611,722 Class B ordinary shares issued and outstanding, respectively.

In March 2019, the Company completed its initial public offering, and newly issued 237,375,000 Class A ordinary shares (represented by 15,825,000 ADSs), including 13,125,000 Class A ordinary shares issued through a private placement from an existing shareholder, IB Global Investment LLC, an affiliate of Interactive Brokers and 29,250,000 Class A ordinary shares issued from exercising the over-allotment option by the underwriters.

Upon the completion of the initial public offering, 1,210,906,902 outstanding Series Angel, A, B-1, B-2, B-3 and C preferred shares were converted into 1,210,906,902 Class A ordinary shares on a one-for-one basis, and 18,597,738 outstanding Series C-1 preferred shares were converted into 18,612,084 Class A ordinary shares, reflecting the anti-dilution adjustments to the conversion rate based on the initial public offering price of US$8.00 per ADS.

As of December 31, 2019, the Company had 1,777,218,449 Class A ordinary shares and 337,611,722 Class B ordinary shares issued and outstanding, respectively.